Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Jun. 30, 2020
Other Payables And Accrued Liabilities
Schedule of Other Payables and Accrued Liabilities
	June 30, 2020	June 30, 2019
Advances from former shareholder (1)	$141,253	$363,652
Salary payables	166,584	214,103
Interest payables	95,394	116,210
Accrued professional fees	150,733	63,344
Accrued rent for lease under one year	37,676	24,676
Others	38,817	26,343
Total	$630,457	$808,328

(1)	The advances are provided by a former shareholder, Shanghai Fengshui which the Company has been paid back in fiscal year 2020.